Average Annual Total Returns - Western Asset Core Plus Bond Fund	May 01, 2021
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
Class I
Average Annual Return:
1 Year	9.39%
5 Years	6.28%
10 Years	5.41%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	7.79%
5 Years	4.54%
10 Years	3.86%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.76%
5 Years	4.10%
10 Years	3.54%
Class FI
Average Annual Return:
1 Year	8.99%
5 Years	5.87%
10 Years	5.06%
Class IS
Average Annual Return:
1 Year	9.51%
5 Years	6.31%
10 Years	5.45%
Class A
Average Annual Return:
1 Year	4.37%
5 Years	4.98%
10 Years		[2]
Since Inception	4.19%
Inception Date	Apr. 30, 2012
Class C
Average Annual Return:
1 Year	7.32%
5 Years	5.16%
10 Years		[2]
Since Inception	3.99%
Inception Date	Apr. 30, 2012
Class C1
Average Annual Return:
1 Year	7.59%
5 Years	5.49%
10 Years		[2]
Since Inception	4.04%
Inception Date	Oct. 04, 2012
Class R
Average Annual Return:
1 Year	8.67%
5 Years	5.58%
10 Years		[2]
Since Inception	4.38%
Inception Date	Apr. 30, 2012

[1]
For Class A, Class C, Class C1 and Class R shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Bloomberg Barclays U.S. Aggregate Index was 3.37%, 3.37%, 3.23% and 3.37%, respectively.

[2]	N/A